Income Taxes (Details) - Schedule of temporary differences and unused tax losses - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Income Taxes (Details) - Schedule of temporary differences and unused tax losses [Line Items]
Deferred tax asset	$ 34,870,573	$ 38,490,659
Non-capital loss carry forward [Member]
Income Taxes (Details) - Schedule of temporary differences and unused tax losses [Line Items]
Deferred tax asset	13,633,304	9,184,009
Capital loss carry forward [Member]
Income Taxes (Details) - Schedule of temporary differences and unused tax losses [Line Items]
Deferred tax asset	19,596,218	23,435,600
Plant and equipment [Member]
Income Taxes (Details) - Schedule of temporary differences and unused tax losses [Line Items]
Deferred tax asset	190,799	155,152
Mineral property interests [Member]
Income Taxes (Details) - Schedule of temporary differences and unused tax losses [Line Items]
Deferred tax asset		3,519,176
Equity investments [Member]
Income Taxes (Details) - Schedule of temporary differences and unused tax losses [Line Items]
Deferred tax asset	408,622	572,253
Share issuance cost [Member]
Income Taxes (Details) - Schedule of temporary differences and unused tax losses [Line Items]
Deferred tax asset	$ 1,041,630	$ 1,624,469